Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Consolidated Balance Sheets
Allowance for doubtful receivables	$ 117,438	$ 2,825
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	500,000,000	500,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	1,000,000,000	1,000,000,000
Common stock shares issued	160,888,606	132,017,178
Common stock shares outstanding	160,888,606	132,017,178
Treasury stock par value	$ 0.01	$ 0
Treasury stock, shares	22,222,222	0